Segment information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segment information	Segment informationThe Company reports segment information based on internal reports used by the chief operating decision maker (“CODM”) to make operating and resource allocation decisions and to assess performance. The CODM is the Chief Executive Officer. The CODM makes decisions and assesses performance of the Company on a consolidated basis such that the Company is a single reportable operating segment.
Geographic information

The following table presents total revenues by geographic location for the years ended December 31:

	2025	2024
	$	$
North America
Canada	13,197	13,196
United States	166,660	150,826
Rest of World	62,830	52,909
	242,687	216,931

The following table presents property and equipment by geographic location as at December 31:

	2025	2024
	$	$
Canada	378	259
United States	451	384
Rest of World	1,216	1,360
	2,045	2,003
The following table presents ROU asset by geographic location as at December 31:

	2025	2024
	$	$
Canada	1,244	167
United States	737	200
Rest of World	406	764
	2,387	1,131